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                    U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24f-2

            Read Instructions at end of  Form before preparing Form.
                             Please print or type.


1.       Name and address of issuer:

         VANGUARD CONVERTIBLE SECURITIES FUND, INC.

2.       Name of each series or class of funds for which this notice is filed:

         N/A

3.       Investment Company Act File Number:       811-4627

         Securities Act File Number:               33-4424

4.       Last day of fiscal year for which this notice is filed:     11/30/95

5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

                                                                           /   /

6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see Instruction A.6):

         N/A

7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year.

         None

8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

         None

9. Number and aggregate sales price of securities sold during the fiscal year:

         2,860,779 Shares
         $31,400,738 Aggregate Sales Price
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10.      Number and aggregate sales price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

         2,860,779 Shares
         $31,400,738 Aggregate Sales Price

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

         N/A

12.      Calculation of registration fee:

         (i)     Aggregate sales price of securities sold during the fiscal
                 year in reliance on rule 24f-2 (from Item 10):                               $31,400,738

         (ii)    Aggregate price of shares issued in connection with
                 dividend reinvestment plans (from Item 11, if applicable):                   +     N/A

         (iii)   Aggregate price of shares redeemed or repurchased during
                 the fiscal year (if applicable):                                             -  50,607,014

         (iv)    Aggregate price of shares redeemed or repurchased and
                 previously applied as a reduction to filing fees pursuant to
                 rule 24f-2 (if applicable):                                                  +     N/A

         (v)     Net aggregate price of securities sold and issued during
                 the fiscal year in reliance on rule 24f-2 [line (I), plus line
                 (ii), less line (iii), plus line (iv)] (if applicable):                     Negative Number

         (vi)    Multiplier prescried by Section 6(b) of the Securities Act of 1933 or other applicable law or regulation (see
                 Instruction C.6):                                                            x 1/29 of 1%

         (vii)   Fee due [line (i) or line (v) multiplied by line (vi)]:                              -0-

INSTRUCTION:     Issuers should complete lines (ii), (iii), (iv), and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.

13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).

                                                                           /   /

         Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:


                                   SIGNATURES

         This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dated indicated:


         By (Signature and Title) /s/ RAYMOND J. KLAPINSKY
                                  ---------------------------------------------
                                  Raymond J. Klapinsky, Secretary


         Date    January 25, 1996

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EXHIBIT "A"

January 25, 1996




Vanguard Convertible Securities Fund, Inc.
100 Vanguard Boulevard
Malvern, PA  19355

Re: Rule 24f-2 Notice for Vanguard Convertible Securities Fund, Inc. File No. 33-4424

Gentlemen:

As a member of the Pennsylvania Bar acting as Counsel to Vanguard Convertible Securities Fund, Inc. (the "Fund"), I have examined the Fund's: (1) Articles of Incorporation and amendments thereto; (2) minutes of the meetings of shareholders and Directors; (3) Notification of Registration on Form N-8A under the 1940 Act; (4) Registration on Form N-1A under the Securities Act of 1933 ("1933 Act") and 1940 Act, and all amendments thereto; and (5) all other relevant documents and records, as well as the procedures and requirements relative to the issuance and sale of the Fund's common stock; par value $.001 per share).

My examination disclosed the following:

1. The Fund is authorized to issue 1,000,000,000 shares of common stock of the par value of $.001 per share. On November 30, 1995, approximately 14,306,680 shares of the Fund were issued and outstanding.

2. At the beginning of the fiscal year, the Fund had no shares of its common stock registered under the 1933 Act other than pursuant to Rule 24f-2, but which remained unsold.

3. During the fiscal year the Fund did not register any shares under the 1933 Act other than pursuant to Rule 24f-2.
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4.       During the fiscal year ended November 30, 1995, the Fund sold
2,860,779 shares of its common stock at an aggregate sales price of $31,400,738. During this same fiscal period the Fund redeemed 4,585,892 shares of its common stock at an aggregate redemption price of $50,607,014.

You have instructed me to file, on behalf of the Fund, a Notice in accordance with the provisions of Rule 24f-2 of the 1940 Act, for the purpose of registering under the 1933 Act, the 2,860,779 shares sold by the Fund during the fiscal year in reliance upon Rule 24f-2. I have prepared the Rule 24f-2 Notice under which 2,860,779 shares of the Fund at an aggregate sales price of $31,400,738 will be registered under the 1933 Act.

Based on the foregoing information and my examination, it is my opinion that:

1. The Fund is a validly organized and subsisting corporation of the State of Maryland, legally authorized to issue up to 1,000,000 shares of its common stock of par value of $.001 per share.

2. The proposed registration of the combined total of 2,860,779 shares of the Fund's common stock pursuant to Rule 24f-2 of the 1940 Act is proper, and that such shares, which were issued for a consideration deemed by the Board of Directors to be consistent with the Fund's Articles of Incorporation, are legally authorized and issued, fully paid, and non-assessable; and

3. The holders of such shares have all the rights provided with respect to such holdings by the Declaration of Trust, as amended, and the laws of the State of Maryland.





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I hereby consent to the use of this opinion as an Exhibit to the Rule 24f-2
Notice filed on behalf of the Fund, covering the registration of such shares under the 1933 Act, and the applications and registration statements, and amendments thereto, filed in accordance with the securities laws of the states to which shares of the Fund are offered. I further consent to reference in the Prospectus of the Fund to the fact that this opinion concerning the legality of the issue has been rendered by me.


Very truly yours,


         /s/  RAYMOND J. KLAPINSKY
         ------------------------------
BY:      (Raymond J. Klapinsky)
         Counsel

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